UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07345

Natixis Funds Trust III

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

HARRIS ASSOCIATES FOCUSED VALUE FUND — PORTFOLIO OF INVESTMENTS

Investments as of March 31, 2008 (Unaudited)

Shares	Description	Value (†)
Common Stocks — 96.3% of Net Assets
	Capital Markets — 11.0%
72,800	Legg Mason, Inc.	$4,075,344
78,000	Merrill Lynch & Co., Inc.	3,177,720
91,000	Morgan Stanley	4,158,700

		11,411,764

	Chemicals — 3.6%
85,000	International Flavors & Fragrances, Inc.	3,744,250

	Commercial Services & Supplies — 5.3%
215,100	Robert Half International, Inc.	5,536,674

	Computers & Peripherals — 8.4%
219,700	Dell, Inc.(b)	4,376,424
196,300	Teradata Corp.(b)	4,330,378

		8,706,802

	Consumer Finance — 3.7%
236,200	Discover Financial Services	3,866,594

	Health Care Equipment & Supplies — 5.4%
131,400	Hospira, Inc.(b)	5,619,978

	Health Care Providers & Services — 4.2%
760,300	Tenet Healthcare Corp.(b)(c)	4,303,298

	Hotels, Restaurants & Leisure — 5.9%
40,000	Starwood Hotels & Resorts Worldwide, Inc.	2,070,000
109,300	Yum! Brands, Inc.	4,067,053

		6,137,053

	Internet & Catalog Retail — 5.2%
335,300	Liberty Media Holding Corp. - Interactive, Class A(b)	5,411,742

	Life Sciences Tools & Services — 8.9%
179,300	MDS, Inc.(b)(c)	3,492,764
236,700	PerkinElmer, Inc.	5,739,975

		9,232,739

	Media — 6.6%
10,700	Cablevision Systems Corp., Class A(b)	229,301
69,800	Liberty Media Corp. - Capital, Series A(b)	1,098,652
395,300	Virgin Media, Inc.(c)	5,561,871

		6,889,824

	Personal Products — 5.2%
136,100	Avon Products, Inc.	5,381,394

	Semiconductors & Semiconductor Equipment — 16.8%
392,800	Intel Corp.	8,319,504
560,100	Micron Technology, Inc.(b)(c)	3,343,797
312,300	National Semiconductor Corp.	5,721,336

		17,384,637

	Specialty Retail — 4.6%
113,500	Tiffany & Co.	4,748,840

	Textiles, Apparel & Luxury Goods — 1.5%
114,200	Timberland Co., Class A(b)(c)	1,567,966

	Total Common Stocks (Identified Cost $112,796,347)	99,943,555

Shares/ Principal Amount
Short-Term Investments — 17.8%
16,310,453	State Street Navigator Securities Lending Prime Portfolio(d)	16,310,453
$2,142,175	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2008 at 1.250% to be repurchased at $2,142,249 on 4/1/2008, collateralized by $2,095,000 Federal National Mortgage Association, 5.400% due 12/14/2022 valued at $2,186,656, including accrued interest(e)	2,142,175

	Total Short-Term Investments (Identified Cost $18,452,628)	18,452,628

	Total Investments — 114.1% (Identified Cost $131,248,975)(a)	118,396,183
	Other assets less liabilities—(14.1)%	(14,628,859)

	Net Assets — 100%	$103,767,324

1

HARRIS ASSOCIATES FOCUSED VALUE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2008 (Unaudited)

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and the subadviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Markets are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and the subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s subadviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales):

At March 31, 2008, the net unrealized depreciation on investments based on a cost of $131,248,975 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$4,568,328
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(17,421,120)

Net unrealized depreciation	$(12,852,792)

(b)	Non-income producing security.

(c)	All or a portion of this security was on loan to brokers at March 31, 2008. The Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at March 31, 2008 were $16,342,547 and $16,310,453, respectively.

(d)	Represents investment of securities lending collateral.

2

HARRIS ASSOCIATES FOCUSED VALUE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2008 (Unaudited)

(e)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. For net asset valuation determination purposes, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$118,396,183
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—

Total	$118,396,183

New Accounting Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

Holdings at March 31, 2008 as a Percentage of Net Assets (Unaudited)

Semiconductors & Semiconductor Equipment	16.8%
Capital Markets	11.0
Life Sciences Tools & Services	8.9
Computers & Peripherals	8.4
Media	6.6
Hotels, Restaurants & Leisure	5.9
Health Care Equipment & Supplies	5.4
Commercial Services & Supplies	5.3
Internet & Catalog Retail	5.2
Personal Products	5.2
Specialty Retail	4.6
Health Care Providers & Services	4.2
Consumer Finance	3.7
Chemicals	3.6
Textiles, Apparel & Luxury Goods	1.5

3

NATIXIS MODERATE DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS

Investments as of March 31, 2008 (Unaudited)

Shares	Description	Value (†)
Common Stocks — 62.7% of Net Assets
	Aerospace & Defense — 0.9%
950	Alliant Techsystems, Inc.(b)(c)	$98,353
2,150	DRS Technologies, Inc.(b)	125,302
1,200	L-3 Communications Holdings, Inc.(b)	131,208
2,184	Precision Castparts Corp.	222,943

		577,806

	Air Freight & Logistics — 0.8%
5,400	FedEx Corp.	500,418

	Automobiles — 0.8%
1,129	DaimlerChrysler AG(b)	96,586
5,600	Harley-Davidson, Inc.(b)	210,000
1,833	Honda Motor Co., Ltd., Sponsored ADR	52,809
1,648	Nissan Motor Co., Ltd., Sponsored ADR(b)	27,489
1,352	Toyota Motor Corp., Sponsored ADR	136,403

		523,287

	Beverages — 1.4%
10,770	Coca-Cola Co. (The)	655,570
2,811	Diageo PLC, Sponsored ADR	228,590

		884,160

	Biotechnology — 1.3%
3,451	Celgene Corp.(b)(c)	211,512
2,536	Genzyme Corp.(c)	189,033
8,105	Gilead Sciences, Inc.(b)(c)	417,651

		818,196

	Capital Markets — 5.5%
15,200	Bank of New York Mellon Corp.	634,296
2,010	BlackRock, Inc.(b)	410,402
11,654	Charles Schwab Corp. (The)	219,445
2,019	Credit Suisse Group, Sponsored ADR	102,727
1,480	Deutsche Bank AG, Registered	167,314
2,300	Franklin Resources, Inc.(b)	223,077
1,534	Goldman Sachs Group, Inc. (The)	253,708
2,800	Legg Mason, Inc.(b)	156,744
11,700	Merrill Lynch & Co., Inc.(b)	476,658
8,000	Morgan Stanley(b)	365,600
2,963	State Street Corp.	234,077
3,742	T. Rowe Price Group, Inc.(b)	187,100
3,127	UBS AG	90,057

		3,521,205

	Chemicals — 1.9%
850	CF Industries Holdings, Inc.(b)	88,077
7,900	Dow Chemical Co. (The)(b)	291,115
6,087	Monsanto Co.	678,700
473	Potash Corp. of Saskatchewan, Inc.	73,414
1,550	PPG Industries, Inc.(b)	93,791

		1,225,097

	Commercial Banks — 1.7%
5,644	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	124,112
3,930	Banco Santander Central Hispano SA, ADR(b)	78,364
2,547	Barclays PLC, Sponsored ADR	92,201
1,950	Comerica, Inc.(b)	68,406
1,948	HSBC Holdings PLC, Sponsored ADR	160,320
2,900	KeyCorp(b)	63,655
2,748	Marshall & Ilsley Corp.(b)	63,754
6,007	Mitsubishi UFJ Financial Group, Inc., ADR(b)	52,261
9,324	Mizuho Financial Group, Inc., ADR(b)(c)	68,531
3,617	Royal Bank of Canada(b)	168,191
14,472	Royal Bank of Scotland Group PLC(b)(c)	98,120
663	Westpac Banking Corp., Sponsored ADR(b)	72,154

		1,110,069

	Commercial Services & Supplies — 0.2%
3,650	R. R. Donnelley & Sons Co.	110,632

	Communications Equipment — 1.8%
4,293	Alcatel-Lucent, Sponsored ADR	24,728
8,288	Cisco Systems, Inc.(b)(c)	199,658
8,346	Corning, Inc.	200,638
9,062	Juniper Networks, Inc.(b)(c)	226,550
4,738	Nokia Corp., Sponsored ADR	150,810
6,366	QUALCOMM, Inc.	261,006
641	Research In Motion, Ltd.(b)(c)	71,939
1,935	Telefonaktiebolaget LM Ericsson, Sponsored ADR	38,023

		1,173,352

	Computers & Peripherals — 3.9%
3,706	Apple, Inc.(c)	531,811
30,800	Dell, Inc.(c)	613,536
14,800	Hewlett-Packard Co.(b)	675,768
3,117	International Business Machines Corp.	358,891
4,650	Seagate Technology(b)	97,371
12,800	Sun Microsystems, Inc.(b)(c)	198,784

		2,476,161

	Construction Materials — 0.1%
1,466	Cemex SAB de CV, Sponsored ADR(b)(c)	38,292

	Consumer Finance — 2.1%
9,300	American Express Co.	406,596
12,300	Capital One Financial Corp.(b)	605,406
21,000	Discover Financial Services(b)	343,770

		1,355,772

	Containers & Packaging — 0.3%
3,843	Owens-Illinois, Inc.(c)	216,861

	Diversified Financial Services — 2.0%
2,950	CIT Group, Inc.	34,958
852	CME Group, Inc.(b)	399,673
3,380	ING Groep NV, Sponsored ADR	126,311
1,539	IntercontinentalExchange, Inc.(b)(c)	200,839
12,300	JPMorgan Chase & Co.(b)	528,285

		1,290,066

	Diversified Telecommunication Services — 0.9%
1,449	BT Group PLC, Sponsored ADR(b)	62,452
4,733	Deutsche Telekom AG, Sponsored ADR	78,473
2,643	France Telecom SA, Sponsored ADR	88,752

NATIXIS MODERATE DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2008 (Unaudited)

Shares	Description	Value (†)
	Diversified Telecommunication Services — continued
4,275	Nippon Telegraph & Telephone Corp., Sponsored ADR	$92,682
1,885	Telefonica SA, Sponsored ADR	163,071
8,700	Windstream Corp.(b)	103,965

		589,395

	Electric Utilities — 0.5%
2,450	Edison International(b)	120,099
2,450	PPL Corp.(b)	112,504
2,000	Progress Energy, Inc.(b)	83,400

		316,003

	Electrical Equipment — 1.0%
2,446	ABB, Ltd., Sponsored ADR	65,846
2,400	Cooper Industries, Ltd., Class A(b)	96,360
1,241	First Solar, Inc.(b)(c)	286,845
1,650	General Cable Corp.(b)(c)	97,466
2,250	Hubbell, Inc., Class B(b)	98,302

		644,819

	Electronic Equipment & Instruments — 0.6%
1,450	Anixter International, Inc.(b)(c)	92,858
2,850	Arrow Electronics, Inc.(b)(c)	95,903
3,708	Dolby Laboratories, Inc., Class A(c)	134,452
2,200	Tyco Electronics, Ltd.	75,504

		398,717

	Energy Equipment & Services — 0.8%
1,950	Superior Energy Services, Inc.(b)(c)	77,259
3,146	Transocean, Inc.(b)(c)	425,339

		502,598

	Food & Staples Retailing — 0.8%
3,550	SUPERVALU, Inc.(b)	106,429
6,357	Wal-Mart Stores, Inc.(b)	334,887
2,000	Walgreen Co.(b)	76,180

		517,496

	Food Products — 0.8%
2,800	Corn Products International, Inc.(b)	103,992
2,550	Hormel Foods Corp.(b)	106,233
2,150	J.M. Smucker Co. (The)	108,811
2,300	Smithfield Foods, Inc.(b)(c)	59,248
2,236	Unilever NV	75,420
1,844	Unilever PLC, Sponsored ADR	62,180

		515,884

	Health Care Equipment & Supplies — 2.7%
850	Beckman Coulter, Inc.(b)	54,868
2,300	C.R. Bard, Inc.(b)	221,720
2,650	Cooper Cos., Inc. (The)(b)	91,239
2,450	Hill-Rom Holdings, Inc.(b)	117,110
4,172	Hologic, Inc.(b)(c)	231,963
1,097	Intuitive Surgical, Inc.(b)(c)	355,812
2,150	Kinetic Concepts, Inc.(b)(c)	99,394
7,600	Medtronic, Inc.	367,612
2,933	Stryker Corp.(b)	190,792

		1,730,510

	Health Care Providers & Services — 0.5%
2,000	Cigna Corp.	81,140
3,218	Express Scripts, Inc.(c)	206,982

		288,122

	Hotels, Restaurants & Leisure — 2.1%
15,100	Carnival Corp.(b)	611,248
12,438	McDonald’s Corp.	693,667
1,700	Royal Caribbean Cruises, Ltd.(b)	55,930

		1,360,845

	Household Durables — 0.8%
4,950	Fortune Brands, Inc.(b)	344,025
2,375	Matsushita Electric Industrial Co., Ltd., Sponsored ADR	51,561
1,267	Sony Corp., Sponsored ADR(b)	50,769
700	Whirlpool Corp.(b)	60,746

		507,101

	Independent Power Producers & Energy Traders — 0.0%
764	TransAlta Corp.	23,737

	Industrial Conglomerates — 0.2%
1,271	Koninklijke (Royal) Philips Electronics NV	48,730
923	Siemens AG, Sponsored ADR	100,552

		149,282

	Insurance — 0.9%
6,285	Allianz SE, ADR	123,563
900	Arch Capital Group, Ltd.(c)	61,803
2,779	Axa, Sponsored ADR	100,350
2,800	Cincinnati Financial Corp.(b)	106,512
4,950	HCC Insurance Holdings, Inc.(b)	112,315
1,650	Protective Life Corp.(b)	66,924

		571,467

	Internet & Catalog Retail — 0.9%
3,350	Amazon.com, Inc.(b)(c)	238,855
2,643	Priceline.com, Inc.(b)(c)	319,433

		558,288

	Internet Software & Services — 0.3%
437	Google, Inc., Class A(b)(c)	192,485

	IT Services — 1.5%
6,954	Cognizant Technology Solutions Corp., Class A(c)	200,484
1,960	MasterCard, Inc., Class A(b)	437,060
5,157	Visa, Inc., Class A(b)(c)	321,591

		959,135

	Leisure Equipment & Products — 0.2%
6,750	Mattel, Inc.	134,325

	Life Sciences Tools & Services — 0.2%
2,550	Thermo Fisher Scientific, Inc.(b)(c)	144,942

	Machinery — 1.5%
3,898	AGCO Corp.(b)(c)	233,412
3,600	Deere & Co.(b)	289,584
750	Eaton Corp.	59,753
2,803	Flowserve Corp.(b)	292,577
1,574	Parker Hannifin Corp.(b)	109,031

		984,357

NATIXIS MODERATE DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2008 (Unaudited)

Shares	Description	Value (†)
	Media — 2.3%
2,500	CBS Corp., Class B(b)	$55,200
9,500	Comcast Corp., Special Class A(c)	180,215
2,665	Liberty Media Corp. – Capital, Series A(b)(c)	41,947
5,500	Omnicom Group, Inc.	242,990
494	Reed Elsevier PLC, Sponsored ADR(b)	25,194
334	Reuters Group PLC, Sponsored ADR	23,143
30,900	Time Warner, Inc.(b)	433,218
5,200	Viacom, Inc., Class B(b)(c)	206,024
8,500	Walt Disney Co. (The)(b)	266,730

		1,474,661

	Metals & Mining — 1.4%
3,368	Anglo American PLC, ADR(b)	100,266
2,218	BHP Billiton Ltd., Sponsored ADR	146,055
1,413	BHP Billiton PLC, ADR(b)	83,014
2,008	Companhia Vale do Rio Doce, ADR(b)	69,557
2,593	Companhia Vale do Rio Doce, Sponsored ADR(b)	75,586
407	POSCO, ADR	48,425
262	Rio Tinto PLC, Sponsored ADR(b)	107,902
5,778	Steel Dynamics, Inc.(b)	190,905
6,500	Yamana Gold, Inc.(b)	95,030

		916,740

	Multi Utilities — 0.4%
1,950	Ameren Corp.(b)	85,878
2,700	Integrys Energy Group, Inc.(b)	125,928
293	National Grid PLC, Sponsored ADR	20,490
555	Veolia Environnement	38,811

		271,107

	Office Electronics — 0.3%
1,402	Canon, Inc., Sponsored ADR	65,011
9,800	Xerox Corp.(b)	146,706

		211,717

	Oil, Gas & Consumable Fuels — 4.1%
3,780	BP PLC, Sponsored ADR	229,257
2,550	Cameco Corp.	83,997
2,600	Chesapeake Energy Corp.(b)	119,990
1,250	Cimarex Energy Co.(b)	68,425
1,298	EnCana Corp.	98,323
1,857	Eni SpA, Sponsored ADR	126,480
1,932	EOG Resources, Inc.	231,840
2,150	Newfield Exploration Co.(b)(c)	113,627
1,250	Noble Energy, Inc.	91,000
1,235	Petroleo Brasileiro SA, ADR	104,592
2,323	Royal Dutch Shell PLC, Class A, ADR	160,241
1,901	Royal Dutch Shell PLC, Class B, ADR	128,089
6,991	Southwestern Energy Co.(b)(c)	235,527
1,000	Sunoco, Inc.(b)	52,470
2,857	Total SA, Sponsored ADR(b)	211,447
8,881	XTO Energy, Inc.(b)	549,379

		2,604,684

	Paper & Forest Products — 0.1%
2,000	International Paper Co.(b)	54,400

	Pharmaceuticals — 2.1%
4,127	Allergan, Inc.(b)	232,722
1,588	AstraZeneca PLC, Sponsored ADR(b)	60,328
6,750	Biovail Corp.	71,887
10,433	GlaxoSmithKline PLC, Sponsored ADR(b)	442,672
5,400	Mylan, Inc.(b)	62,640
2,724	Novartis AG, ADR	139,550
494	Novo Nordisk A/S, Sponsored ADR(b)	34,205
2,183	Sanofi-Aventis, ADR	81,950
13,000	Schering-Plough Corp.	187,330

		1,313,284

	REITs – Health Care — 0.2%
2,450	Ventas, Inc.(b)	110,030

	REITs – Hotels — 0.1%
1,700	Hospitality Properties Trust(b)	57,834

	Road & Rail — 1.3%
602	Canadian National Railway Co.	29,089
4,164	CSX Corp.	233,475
4,700	Union Pacific Corp.(b)	589,286

		851,850

	Semiconductors & Semiconductor Equipment — 2.5%
38,900	Intel Corp.(b)	823,902
5,312	MEMC Electronic Materials, Inc.(c)	376,621
5,899	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	60,583
11,600	Texas Instruments, Inc.(b)	327,932

		1,589,038

	Software — 1.4%
10,031	Activision, Inc.(c)	273,947
5,050	Check Point Software Technologies, Ltd.(c)	113,120
18,748	Oracle Corp.(c)	366,711
2,116	Salesforce.com, Inc.(b)(c)	122,453
1,002	SAP AG, Sponsored ADR(b)	49,669

		925,900

	Specialty Retail — 2.6%
5,900	Best Buy Co., Inc.(b)	244,614
18,500	Home Depot, Inc.(b)	517,445
6,000	Limited Brands, Inc.(b)	102,600
4,150	Men’s Wearhouse, Inc. (The)(b)	96,571
1,850	Sherwin-Williams Co. (The)(b)	94,424
9,844	TJX Cos., Inc.(b)	325,541
8,052	Urban Outfitters, Inc.(b)(c)	252,430

		1,633,625

	Textiles, Apparel & Luxury Goods — 1.2%
7,880	NIKE, Inc., Class B(b)	535,840
3,036	VF Corp.	235,320

		771,160

	Thrifts & Mortgage Finance — 0.0%
1,000	Federal Home Loan Mortgage Corp.	25,320

	Tobacco — 0.2%
980	British American Tobacco PLC, Sponsored ADR(b)	74,235
850	Loews Corp. – Carolina Group	61,668

		135,903

NATIXIS MODERATE DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2008 (Unaudited)

Shares	Description	Value (†)
	Trading Companies & Distributors — 0.1%
90	Mitsui & Co., Ltd., Sponsored ADR	$37,183

	Wireless Telecommunication Services — 0.5%
1,604	America Movil SAB de CV, Series L, ADR	102,159
1,399	China Mobile, Ltd., Sponsored ADR	104,939
2,872	Vodafone Group PLC, Sponsored ADR	84,752

		291,850

	Total Common Stocks (Identified Cost $40,657,504)	40,187,168

Principal Amount
Bonds and Notes — 35.9%
	Asset-Backed Securities — 1.1%
$305,000	Americredit Automobile Receivables Trust, Series 2007-DF, Class A3A, 5.490%, 7/06/2012	299,200
277,000	Citibank Credit Card Issuance Trust, Series 2003-A6, Class A6, 2.900%, 5/17/2010	277,014
195,000	Countrywide Asset-Backed Certificates, Series 2006-S4, Class A3, 5.804%, 7/25/2034	149,761

		725,975

	Banks — 1.2%
100,000	Bank of America Corp., 5.750%, 12/01/2017	103,484
140,000	Bank of America NA, 5.300%, 3/15/2017	139,056
120,000	Credit Suisse NY, 6.000%, 2/15/2018	119,714
190,000	Wachovia Corp., 5.750%, 6/15/2017(b)	184,414
55,000	Wachovia Corp., 5.750%, 2/01/2018(b)	53,872
185,000	Wells Fargo & Co., 5.625%, 12/11/2017	189,229

		789,769

	Brokerage — 0.6%
150,000	JPMorgan Chase & Co., 5.150%, 10/01/2015	147,342
40,000	JPMorgan Chase & Co., 6.125%, 6/27/2017(b)	41,721
205,000	Merrill Lynch & Co., Inc., 6.400%, 8/28/2017(b)	202,296

		391,359

	Commercial MBS — 2.8%
105,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	102,159
300,000	GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4, 5.560%, 11/10/2039	297,116
300,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4, 6.065%, 4/15/2045(d)	304,888
90,000	LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5, 4.739%, 7/15/2030	87,274
530,000	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A2, 5.303%, 2/15/2040	517,397
300,000	LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4, 6.081%, 6/15/2038(d)	305,670
180,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	175,030

		1,789,534

	Construction Machinery — 0.3%
185,000	Caterpillar Financial Services Corp., 4.850%, 12/07/2012	189,205

	Consumer Products — 0.2%
120,000	Newell Rubbermaid, Inc., 5.500%, 4/15/2013	120,658

	Diversified Financial Services — 2.7%
155,000	American Express Co., 6.150%, 8/28/2017(b)	154,285
30,000	Bear Stearns Cos., Inc. (The), 5.300%, 10/30/2015	28,162
140,000	Bear Stearns Cos., Inc. (The), 5.550%, 1/22/2017(b)	124,997
200,000	Capital One Auto Finance Trust, Series 2007-C, Class A3A, 5.130%, 4/16/2012	186,781
10,000	CIT Group, Inc., 5.650%, 2/13/2017	7,754
275,000	CIT Group, Inc., 5.800%, 7/28/2011(b)	219,460
10,000	CIT Group, Inc., 5.850%, 9/15/2016	7,687
140,000	Citigroup, Inc., 5.300%, 10/17/2012(b)	140,349
65,000	Citigroup, Inc., 6.125%, 11/21/2017	64,904
185,000	Goldman Sachs Group, Inc. (The), 5.450%, 11/01/2012(b)	187,369
75,000	Goldman Sachs Group, Inc. (The), 5.950%, 1/18/2018	74,269
70,000	John Deere Capital Corp., 4.500%, 4/03/2013	69,885
105,000	Lehman Brothers Holdings, Inc., 6.200%, 9/26/2014	103,564
125,000	Lehman Brothers Holdings, Inc., 6.500%, 7/19/2017	118,706
250,000	Morgan Stanley, 4.750%, 4/01/2014(b)	232,071

		1,720,243

NATIXIS MODERATE DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2008 (Unaudited)

Principal Amount	Description	Value (†)
	Diversified Manufacturing — 0.2%
$155,000	PPG Indstries, Inc., 5.750%, 3/15/2013	$159,902

	Electric — 0.9%
330,000	Duke Energy Corp., Senior Note, 4.200%, 10/01/2008	331,160
120,000	Progress Energy, Inc., 7.100%, 3/01/2011	129,170
130,000	Virginia Electric And Power Co., 5.100%, 11/30/2012	135,075

		595,405

	Entertainment — 0.5%
180,000	Time Warner, Inc., 6.500%, 11/15/2036(b)	165,138
130,000	Time Warner, Inc., 7.625%, 4/15/2031	135,968

		301,106

	Food— 0.8%
185,000	General Mills, Inc., 5.650%, 9/10/2012	192,408
120,000	Kellogg Co., 4.250%, 3/06/2013	119,627
120,000	Kellogg Co., 5.125%, 12/03/2012	124,087
50,000	Kraft Foods, Inc., 6.500%, 8/11/2017	51,298

		487,420

	Insurance — 0.2%
130,000	Willis North America, Inc., 6.200%, 3/28/2017	129,733

	Media Cable — 0.2%
140,000	Comcast Corp., 5.650%, 6/15/2035	118,885

	Mortgage Related — 20.4%
320,809	FHLMC, 4.000%, 5/01/2020	312,969
1,032,258	FHLMC, 4.500%, 6/01/2035	995,515
794,034	FHLMC, 5.500%, with various maturities from 2019 to 2037(e)	805,197
532,813	FHLMC, 6.000%, with various maturities from 2035 to 2037(e)	546,974
731,084	FHLMC, 6.500%, with various maturities from 2033 to 2035(e)	761,666
1,246,224	FNMA, 4.000%, with various maturities from 2019 to 2020(e)	1,217,281
634,591	FNMA, 4.500%, 9/01/2035	612,425
1,996,606	FNMA, 5.000%, with various maturities from 2035 to 2036(e)	1,979,039
3,404,242	FNMA, 5.500%, with various maturities from 2017 to 2035(e)	3,476,757
1,158,910	FNMA, 6.000%, with various maturities in 2037(e)	1,188,400
260,127	FNMA, 6.051%, 2/01/2037(d)	265,457
811,657	FNMA, 6.500%, with various maturities from 2032 to 2036(e)	845,312
86,833	GNMA, 6.500%, 10/20/2034	90,587

		13,097,579

	Non-Captive Diversified — 0.3%
215,000	General Electric Capital Corp., (MTN), 6.000%, 6/15/2012	229,233

	Oil & Gas — 0.1%
15,000	Talisman Energy, Inc., 5.850%, 2/01/2037	13,151
50,000	Talisman Energy, Inc., 6.250%, 2/01/2038	46,066

		59,217

	Pharmaceuticals — 0.4%
270,000	Cardinal Health, Inc., 5.850%, 12/15/2017	270,369

	Pipelines — 0.7%
140,000	Energy Transfer Partners LP, 6.000%, 7/01/2013(b)	140,824
290,000	ONEOK Partners LP, 6.150%, 10/01/2016	293,245

		434,069

	Railroads — 0.2%
110,000	Burlington Northern Santa Fe Corp., 5.750%, 3/15/2018(b)	110,326

	REITs — Apartments — 0.4%
305,000	ERP Operating LP, 5.125%, 3/15/2016	264,227

	Retail — 0.6%
140,000	CVS Caremark Corp., 5.750%, 6/01/2017	142,179
150,000	Home Depot, Inc., 5.875%, 12/16/2036	122,455
130,000	J.C. Penney Corp., Inc., Senior Note, 6.375%, 10/15/2036	110,477

		375,111

	Technology — 0.3%
50,000	Equifax, Inc., 7.000%, 7/01/2037	44,653
140,000	Pitney Bowes, Inc., 5.250%, 1/15/2037	138,560

		183,213

	Treasuries — 0.3%
55,000	U.S. Treasury Bond, 4.750%, 2/15/2037(b)	59,155
110,000	U.S. Treasury Bond, 5.000%, 5/15/2037(b)	123,054

		182,209

NATIXIS MODERATE DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2008 (Unaudited)

Principal Amount	Description	Value (†)
	Wireless — 0.2%
$135,000	Vodafone Group PLC, 6.150%, 2/27/2037	$125,833

	Wirelines — 0.3%
60,000	Embarq Corp., 7.995%, 6/01/2036	54,796
125,000	Telefonica Emisones SAU, 6.421%, 6/20/2016	128,115

		182,911

	Total Bonds and Notes (Identified Cost $23,062,164)	23,033,491

Shares/ Principal Amount
Short-Term Investments — 32.5%
19,914,199	State Street Navigator Securities Lending Prime Portfolio(f)	19,914,199
$886,553	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2008 at 1.250% to be repurchased at $886,584 on 4/1/2008, collateralized by $150,000 Federal Farm Credit Bank, 5.210% due 12/19/2022 valued at $162,138; $720,000 Federal National Mortgage Association, 5.400% due 12/14/2022 valued at $751,500 including accrued interest(g)	886,553

	Total Short-Term Investments (Identified Cost $20,800,752)	20,800,752

	Total Investments — 131.1% (Identified Cost $84,520,420)(a)	84,021,411
	Other assets less liabilities—(31.1)%	(19,945,673)

	Net Assets — 100%	$64,075,738

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and the subadvisers and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Markets are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Funds by a pricing service recommended by the investment adviser and the subadvisers and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Funds may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadvisers using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

NATIXIS MODERATE DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2008 (Unaudited)

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At March 31, 2008, the net unrealized depreciation on investments based on a cost of $84,537,928 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$3,338,080
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(3,854,597)

Net unrealized depreciation	$(516,517)

(b)	All or a portion of this security was on loan to brokers at March 31, 2008. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at March 31, 2008 were $19,563,020 and $19,914,199, respectively.

(c)	Non-income producing security.

(d)	Variable rate security whose interest rate varies with changes in a designated base rate (such as the prime interest rate) on a specified date (such as coupon date or interest payment date).

(e)	The Fund’s investment in mortgage related securities of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the schedule of investments.

(f)	Represents investment of securities lending collateral.

(g)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

REITs	Real Estate Investment Trusts

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. For net asset valuation determination purposes, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$60,987,920
Level 2 - Other Significant Observable Inputs	23,033,491
Level 3 - Significant Unobservable Inputs	—

Total	$84,021,411

NATIXIS MODERATE DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2008 (Unaudited)

Following is a summary of activity for investments for which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities
Assets
Balance as of 12/31/07	$163,700
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(13,938)
Net purchases/(sales)	—
Net reclassifications to/from Level 3	(149,761)

Balance, as of 3/31/08	$—

New Accounting Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

Holdings at March 31, 2008 as a Percentage of Net Assets (Unaudited)

Mortgage Related	20.4%
Capital Markets	5.5
Diversified Financial Services	4.7
Oil, Gas & Consumable Fuels	4.1
Computers & Peripherals	3.9
Commercial MBS	2.8
Health Care Equipment & Supplies	2.7
Specialty Retail	2.6
Semiconductors & Semiconductor Equipment	2.5
Pharmaceuticals	2.5
Media	2.3
Hotels, Restaurants & Leisure	2.1
Consumer Finance	2.1
Other, less than 2% each	40.4

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust III

By:	/s/ David Giunta
Name:	David Giunta
Title:	President and Chief Executive Officer
Date:	May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David Giunta
Name:	David Giunta
Title:	President and Chief Executive Officer
Date:	May 22, 2008

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	May 22, 2008